Income Tax (Credit) / Expense - Components of Income Tax Benefits/(Expenses) (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Overprovision in prior year			$ (143,606)
Income tax (credit)/expense	$ 104,984,438	$ 109,295,037	(137,540,767)
HONG KONG
Reserve Quantities [Line Items]
Charge for the year	101,232,315	104,423,916	96,708,600
Overprovision in prior year			(143,606)
CHINA
Reserve Quantities [Line Items]
The People's Republic of China withholding tax Charge for the year	5,021,351	$ 4,871,121	8,807,816
Other Jursidcitions [Member]
Reserve Quantities [Line Items]
Charge for the year	626,778
Deferred tax	$ (1,896,006)		$ (242,913,577)